Intangible Assets and Goodwill (Tables)	12 Months Ended
Oct. 31, 2021
Intangible Assets and Goodwill.
Schedule of intangible assets and goodwill

	Software	Licenses	Lease Buyout	Brand Name	Goodwill	Total
Cost	$	$	$	$	$	$
Balance, October 31, 2019	1,848	2,594	2,557	1,539	4,466	13,004
Transition adjustment - IFRS 16	-	-	(2,557)	-	-	(2,557)
Additions	474	-	-	-	-	474
Additions from business combinations	-	7,382	-	-	1,896	9,278
Foreign currency translation	(40)	-	-	(37)	(301)	(378)
Balance, October 31, 2020	2,282	9,976	-	1,502	6,061	19,821
Additions	150	-	-	-	-	150
Additions from business combinations	7,217	37,406	-	19,552	73,812	137,987
Disposals (i)	-	(1,230)	-	-	-	(1,230)
Impairment loss	-	(1,390)	-	-	-	(1,390)
Foreign currency translation	(186)	-	-	21	73	(92)
Balance, October 31, 2021	9,463	44,762	-	21,075	79,946	155,246

Accumulated depreciation
Balance, October 31, 2019	111	75	191	-	-	377
Transition adjustment - IFRS 16	-	-	(191)	-	-	(191)
Amortization	495	1,113	-	-	-	1,608
Balance, October 31, 2020	606	1,188	-	-	-	1,794
Amortization	1,215	10,161	-	-	-	11,376
Disposals (i)	-	(160)	-	-	-	(160)
Foreign currency translation	(44)	-	-	-	-	(44)
Balance, October 31, 2021	1,777	11,189	-	-	-	12,966

Balance, October 31, 2020	1,676	8,788	-	1,502	6,061	18,027
Balance, October 31, 2021	7,686	33,573	-	21,075	79,946	142,280

(i)

During the year ended October 31, 2021, the Company sold it’s 49% interest in one of the joint ventures under META that operates as a retail cannabis store in Manitoba, resulting in a loss of control. As a result of the loss in control, the Company has deconsolidated all net assets related to the joint venture and derecognized related non-controlling interest of $892 for the year ending October 31, 2021, and recognized $343 as a gain on the sale.